As filed with the Securities and Exchange Commission on May 22, 2017

1933 Act Registration No. 033-48940

1940 Act Registration No. 811-06722

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933

PRE-EFFECTIVE AMENDMENT NO.

POST-EFFECTIVE AMENDMENT NO. 126

and/or

REGISTRATION STATEMENT

UNDER

THE INVESTMENT COMPANY ACT OF 1940

AMENDMENT NO. 126

FORWARD FUNDS

(Exact Name of Registrant as Specified in Charter)

101 California Street, 16th Floor

San Francisco, California 94111

(Address of Principal Executive Office) (Zip Code)

Registrant’s Telephone Number, including Area Code: 1-800-999-6809

JOHN A. BLAISDELL

Forward Funds

101 California Street, 16th Floor

San Francisco, California 94111

(Name and Address of Agent for Service)

COPIES TO:

GEORGE J. ZORNADA

K&L Gates LLP

State Street Financial Center

One Lincoln Street

Boston, MA 02111

(Name and Address of Agent for Service)

It is proposed that this filing will become effective (check appropriate box):

☒	immediately upon filing pursuant to paragraph (b)
☐	on (date) pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)(1)
☐	on (date) pursuant to paragraph (a)(1)
☐	75 days after filing pursuant to paragraph (a)(2)
☐	on (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

☐	this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

This PEA No. 126 is filed for the sole purpose of submitting the XBRL exhibit for the risk/return summary first provided in PEA No. 125 to the Trust’s Registration Statement.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement under Rule 485(b) under the Securities Act of 1933, as amended, and has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Houston and the State of Texas, on this 22nd day of May, 2017.

FORWARD FUNDS

/s/ John A. Blaisdell
John A. Blaisdell PRESIDENT

Pursuant to the requirements of the Securities Act of 1933, as amended, this Registration Statement has been signed by the following persons in the capacities and on the dates indicated:

SIGNATURE	TITLE	DATE

/s/ John A.Blaisdell	Trustee, President (Principal Executive Officer)	May 22, 2017
John A. Blaisdell

/s/ Jeremy L. Radcliffe *	Trustee, Secretary	May 22, 2017
Jeremy L. Radcliffe

/s/ Barbara H. Tolle	Treasurer (Principal Financial Officer)	May 22, 2017
Barbara H. Tolle

/s/ Karin B. Bonding*	Trustee	May 22, 2017
Karin B. Bonding

/s/ Jonathan P. Carroll*	Trustee	May 22, 2017
Jonathan P. Carroll

/s/ Dr. Bernard A. Harris, Jr.*	Trustee	May 22, 2017
Dr. Bernard A. Harris, Jr.

/s/ Richard C. Johnson*	Trustee	May 22, 2017
Richard C. Johnson

/s/ Scott E. Schwinger*	Trustee	May 22, 2017
Scott E. Schwinger

/s/ Haig G. Mardikian*	Trustee	May 22, 2017
Haig G. Mardikian

/s/ Cecilia H. Herbert*	Trustee	May 22, 2017
Cecilia H. Herbert

/s/ A. John Gambs*	Trustee	May 22, 2017
A. John Gambs

/s/ Julie Allecta*	Trustee	May 22, 2017
Julie Allecta

* Power of Attorney

*By:	/s/ Barbara H. Tolle	May 22, 2017
Barbara H. Tolle
Attorney-in-Fact

EXHIBIT INDEX

Index No.	Description of Exhibit

EX-101.INS	XBRL Instance Document

EX-101.SCH	XBRL Taxonomy Extension Schema Document

EX-101.CAL	XBRL Taxonomy Extension Calculation Linkbase

EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase

EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase

EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase